Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	October 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 94.64%Δ
Argentina − 2.02%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	654,631	$ 571,165
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	515,000	481,103
YPF 144A 6.95% 7/21/27 #	855,000	621,649
		1,673,917
Brazil − 8.75%
Azul Investments
144A 5.875% 10/26/24 #	420,000	390,274
144A 7.25% 6/15/26 #	400,000	371,662
B2W Digital 144A 4.375% 12/20/30 #	545,000	507,575
B3 SA - Brasil Bolsa Balcao 144A 4.125% 9/20/31 #	870,000	834,069
CSN Inova Ventures 144A 6.75% 1/28/28 #	460,000	489,095
Gol Finance 144A 8.00% 6/30/26 #	360,000	348,561
Klabin Austria 144A 5.75% 4/3/29 #	400,000	436,000
MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	495,000	482,625
NBM US Holdings 144A 6.625% 8/6/29 #	435,000	474,154
Petrobras Global Finance 6.75% 6/3/50	350,000	359,587
Rede D'or Finance 144A 4.50% 1/22/30 #	206,000	202,140
StoneCo 144A 3.95% 6/16/28 #	830,000	745,996
Suzano Austria 3.125% 1/15/32	455,000	430,491
Vale Overseas 3.75% 7/8/30	575,000	585,767
XP 144A 3.25% 7/1/26 #	635,000	608,171
		7,266,167
Burkina Faso − 0.60%
Endeavour Mining 144A 5.00% 10/14/26 #	490,000	495,366
		495,366
Chile − 4.18%
AES Andes 144A 7.125% 3/26/79 #, μ	605,000	633,870
Alfa Desarrollo 144A 4.55% 9/27/51 #	820,000	802,423
Banco de Credito e Inversiones 144A 2.875% 10/14/31 #	595,000	586,224
Falabella 144A 3.375% 1/15/32 #	405,000	402,469
Sociedad Quimica y Minera de Chile 144A 4.375% 1/28/25 #	400,000	429,372
VTR Comunicaciones 144A 4.375% 4/15/29 #	610,000	615,917
		3,470,275
China − 5.93%
Alibaba Group Holding 2.70% 2/9/41	855,000	783,382
Bank of China 144A 5.00% 11/13/24 #	420,000	460,456
China Evergrande Group 10.00% 4/11/23	520,000	124,794
CIFI Holdings Group 6.45% 11/7/24	405,000	399,060
ENN Energy Holdings 144A 2.625% 9/17/30 #	535,000	527,751
NQ-227 [10/21] 12/21 (1946852)    1

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
JD.com 3.875% 4/29/26	465,000	$ 499,548
Kaisa Group Holdings 9.375% 6/30/24	345,000	99,015
KWG Group Holdings 7.40% 3/5/24	430,000	361,267
Longfor Group Holdings 3.95% 9/16/29	485,000	497,894
Prosus 144A 3.832% 2/8/51 #	520,000	472,382
Tencent Holdings
144A 2.88% 4/22/31 #	325,000	329,849
144A 3.68% 4/22/41 #	350,000	366,038
		4,921,436
Colombia − 3.46%
Banco de Bogota 144A 6.25% 5/12/26 #	365,000	399,222
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	685,000	694,611
Ecopetrol
4.625% 11/2/31	615,000	611,245
5.375% 6/26/26	371,000	401,645
Geopark 144A 5.50% 1/17/27 #	765,000	761,041
		2,867,764
Georgia − 0.87%
Bank of Georgia 144A 6.00% 7/26/23 #	680,000	724,010
		724,010
Ghana − 1.27%
Kosmos Energy 144A 7.75% 5/1/27 #	410,000	410,582
Tullow Oil 144A 10.25% 5/15/26 #	610,000	643,486
		1,054,068
Guatemala − 1.51%
Banco Industrial 144A 4.875% 1/29/31 #, μ	605,000	606,782
Investment Energy Resources 144A 6.25% 4/26/29 #	605,000	648,902
		1,255,684
Hong Kong − 1.66%
AIA Group 144A 3.375% 4/7/30 #	400,000	430,413
CLP Power Hong Kong Financing 2.875% 4/26/23	419,000	430,734
Goodman HK Finance 4.375% 6/19/24	485,000	519,229
		1,380,376
India − 6.66%
Adani Electricity Mumbai 144A 3.867% 7/22/31 #	640,000	623,355
Azure Power Energy 144A 3.575% 8/19/26 #	390,000	394,066
CA Magnum Holdings 144A 5.375% 10/31/26 #	200,000	205,176
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	425,000	432,714
2    NQ-227 [10/21] 12/21 (1946852)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
India (continued)
Future Retail 144A 5.60% 1/22/25 #	425,000	$ 255,858
ICICI Bank 144A 4.00% 3/18/26 #	450,000	481,953
India Cleantech Energy 144A 4.70% 8/10/26 #	470,000	474,054
JSW Steel
144A 3.95% 4/5/27 #	200,000	202,003
144A 5.05% 4/5/32 #	295,000	300,185
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	800,000	766,115
UltraTech Cement 144A 2.80% 2/16/31 #	590,000	565,924
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	815,000	828,456
		5,529,859
Indonesia − 2.34%
Cikarang Listrindo 144A 4.95% 9/14/26 #	602,000	616,598
Indika Energy Capital IV 144A 8.25% 10/22/25 #	330,000	350,419
Minejesa Capital 144A 5.625% 8/10/37 #	395,000	419,050
Perusahaan Perseroan Persero 144A 3.875% 7/17/29 #	525,000	555,844
		1,941,911
Israel − 3.13%
Bank Hapoalim 144A 3.255% 1/21/32 #, μ	605,000	607,281
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	445,000	450,729
ICL Group 144A 6.375% 5/31/38 #	350,000	455,525
Israel Electric 144A 5.00% 11/12/24 #	200,000	220,248
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	790,000	866,038
		2,599,821
Jamaica − 0.58%
Digicel Group Holdings PIK 10.00% 4/1/24 >	476,886	481,655
		481,655
Kazakhstan − 0.87%
KazTransGas JSC 144A 4.375% 9/26/27 #	269,000	296,375
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	420,000	427,182
		723,557
Kuwait − 1.93%
Equate Petrochemical 144A 2.625% 4/28/28 #	340,000	340,038
MEGlobal Canada 144A 5.00% 5/18/25 #	405,000	444,447
NBK SPC 144A 1.625% 9/15/27 #, μ	835,000	821,377
		1,605,862
Luxembourg − 0.93%
Altice Financing 144A 5.00% 1/15/28 #	800,000	771,896
		771,896
NQ-227 [10/21] 12/21 (1946852)    3

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Macao − 2.01%
MGM China Holdings 144A 4.75% 2/1/27 #	475,000	$ 457,610
Sands China
3.80% 1/8/26	380,000	382,799
4.375% 6/18/30	465,000	476,260
Wynn Macau 144A 5.625% 8/26/28 #	375,000	350,749
		1,667,418
Mexico − 5.82%
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	505,000	470,281
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	410,000	479,848
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero 144A 5.95% 10/1/28 #, μ	335,000	358,567
BBVA Bancomer 144A 5.125% 1/18/33 #, μ	460,000	475,109
Cemex 144A 5.20% 9/17/30 #	450,000	487,818
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	640,000	613,802
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	500,000	511,992
Minera Mexico 144A 4.50% 1/26/50 #	260,000	284,437
Nemak 144A 3.625% 6/28/31 #	585,000	548,391
Trust Fibra Uno 144A 5.25% 1/30/26 #	545,000	597,456
		4,827,701
Morocco − 1.03%
OCP
144A 3.75% 6/23/31 #	380,000	373,328
144A 4.50% 10/22/25 #	200,000	213,473
144A 5.125% 6/23/51 #	270,000	263,853
		850,654
Netherlands − 0.80%
VEON Holdings 144A 3.375% 11/25/27 #	665,000	667,736
		667,736
Nigeria − 2.00%
Access Bank
144A 6.125% 9/21/26 #	415,000	417,117
144A 9.125% 10/7/26 #, μ, ψ	540,000	535,356
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	685,000	709,831
		1,662,304
Oman − 0.75%
Oryx Funding 144A 5.80% 2/3/31 #	585,000	623,833
		623,833
4    NQ-227 [10/21] 12/21 (1946852)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Panama − 1.21%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #	510,000	$ 533,343
UEP Penonome II 144A 6.50% 10/1/38 #	447,291	468,578
		1,001,921
Paraguay − 2.16%
Banco Continental 144A 2.75% 12/10/25 #	900,000	893,137
Rutas 2 and 7 Finance 144A 2.904% 9/30/36 #, ^	730,000	538,966
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	350,000	363,563
		1,795,666
Peru − 2.69%
Auna 144A 6.50% 11/20/25 #	375,000	390,473
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	414,827	441,842
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	890,000	876,543
Volcan Cia Minera 144A 4.375% 2/11/26 #	535,000	522,294
		2,231,152
Philippines − 1.73%
BDO Unibank 2.125% 1/13/26	700,000	709,836
International Container Terminal Services 4.75% 6/17/30	655,000	724,513
		1,434,349
Qatar − 2.81%
Ooredoo International Finance 144A 5.00% 10/19/25 #	225,000	256,073
Qatar Energy
144A 1.375% 9/12/26 #	275,000	271,847
144A 2.25% 7/12/31 #	550,000	543,081
QNB Finance 2.625% 5/12/25	1,215,000	1,259,033
		2,330,034
Republic of Korea − 2.74%
Hana Bank 144A 1.25% 12/16/26 #	335,000	329,574
NongHyup Bank 144A 0.875% 7/28/24 #	430,000	428,033
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	355,000	367,020
SK Hynix
144A 1.50% 1/19/26 #	590,000	578,863
144A 2.375% 1/19/31 #	595,000	572,107
		2,275,597
Republic of Vietnam − 0.72%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	600,000	596,334
		596,334
Russia − 0.79%
Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	455,000	450,200
NQ-227 [10/21] 12/21 (1946852)    5

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Russia (continued)
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	200,000	$ 206,758
		656,958
Russia − 0.98%
Lukoil Capital DAC
144A 2.80% 4/26/27 #	405,000	405,147
144A 3.60% 10/26/31 #	405,000	404,582
		809,729
Saudi Arabia − 2.34%
SA Global Sukuk 144A 2.694% 6/17/31 #	415,000	416,411
Saudi Arabian Oil
144A 3.50% 11/24/70 #	420,000	399,781
144A 4.25% 4/16/39 #	400,000	449,006
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	630,000	672,809
		1,938,007
Singapore − 1.18%
BOC Aviation USA 144A 1.625% 4/29/24 #	365,000	365,753
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	575,000	617,480
		983,233
South Africa − 2.36%
Bidvest Group UK 144A 3.625% 9/23/26 #	795,000	799,480
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	540,000	626,265
Sasol Financing USA 4.375% 9/18/26	525,000	534,214
		1,959,959
Tanzania − 1.81%
AngloGold Ashanti Holdings
3.375% 11/1/28	405,000	402,728
3.75% 10/1/30	410,000	415,162
HTA Group 144A 7.00% 12/18/25 #	655,000	687,239
		1,505,129
Thailand − 1.90%
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	380,000	392,825
GC Treasury Center 144A 4.30% 3/18/51 #	640,000	710,363
PTTEP Treasury Center 144A 2.587% 6/10/27 #	465,000	476,498
		1,579,686
Turkey − 2.84%
Akbank TAS 144A 6.80% 2/6/26 #	530,000	546,483
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	600,000	642,707
6    NQ-227 [10/21] 12/21 (1946852)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Turkey (continued)
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	590,000	$ 617,042
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	505,000	547,169
		2,353,401
Ukraine − 1.83%
Kernel Holding 144A 6.50% 10/17/24 #	445,000	472,914
Metinvest 144A 7.65% 10/1/27 #	548,000	603,449
MHP 144A 6.25% 9/19/29 #	430,000	440,492
		1,516,855
United Arab Emirates − 3.31%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	585,000	583,515
DAE Funding 144A 3.375% 3/20/28 #	815,000	833,690
Emirates NBD Bank PJSC 2.625% 2/18/25	470,000	489,916
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	855,000	842,409
		2,749,530
United States − 1.20%
Hyundai Capital America 144A 3.50% 11/2/26 #	450,000	478,577
Sagicor Financial 144A 5.30% 5/13/28 #	500,000	519,665
		998,242
Zambia − 0.94%
First Quantum Minerals
144A 6.875% 10/15/27 #	315,000	336,656
144A 7.50% 4/1/25 #	425,000	440,407
		777,063
Total Corporate Bonds (cost $78,108,745)		78,556,115

Loan Agreements – 0.73%
Grupo Aeromexico
9.00% (LIBOR03M + 8.00%) 12/30/21 =, •	340,000	340,000
12.50% - 13.50% (LIBOR03M + 12.50%) 12/30/21 =, •	267,202	267,202
Total Loan Agreements (cost $607,202)		607,202
Number of shares
Short-Term Investments – 2.88%
Money Market Mutual Funds – 2.88%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	597,919	597,919
NQ-227 [10/21] 12/21 (1946852)    7

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	597,918	$ 597,918
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	597,918	597,918
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	597,918	597,918
Total Short-Term Investments (cost $2,391,673)		2,391,673
Total Value of Securities−98.25% (cost $81,107,620)		81,554,990
Receivables and Other Assets Net of Liabilities — 1.75%		1,449,143
Net Assets Applicable to 9,475,187 Shares Outstanding — 100.00%	$83,004,133
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of Rule 144A securities was $65,037,494, which represents 78.35% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2021. Rate will reset at a future date.
>	PIK. 80% of the income received was in cash and 20% was in principal.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
8    NQ-227 [10/21] 12/21 (1946852)

(Unaudited)
The following futures and swap contracts were outstanding at October 31, 2021:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(11)	US Treasury 10 yr Ultra Notes	$(1,595,344)	$(1,629,176)	12/21/21	$33,832	$(1,719)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-United Mexican States 10.375% 9/20/22 Baa2 6/22/26- Quarterly	1,748,000	1.000%	$(5,445)	$12,128	$—	$(17,573)	$—
JPMCB-Federated Republic of Brazil 4.25% 6/6/25 B2 6/20/26- Quarterly	2,527,000	1.000%	144,339	74,090	70,249	—	—
Total CDS Contracts			$138,894	$86,218	$70,249	$(17,573)	$—
NQ-227 [10/21] 12/21 (1946852)    9

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
The use of futures and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(4,988).
Summary of abbreviations:
CDS – Credit Default Swap
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
USD – US Dollar
yr – Year
10    NQ-227 [10/21] 12/21 (1946852)